N-4	Apr. 27, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Life Insurance Co (RILA MVA)
Entity Central Index Key	0002041679
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Fixed Annuity_Strategic Value Annuity
Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.